NATIXIS FUNDS TRUST II

December 21, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

On behalf of Natixis Funds Trust II, transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the ASG Growth Markets Fund (the “Fund”). These exhibits contain the amended risk/return summary information in the prospectus for the Fund dated March 30, 2012, supplemented as of November 21, 2012, as filed under Rule 497(e) on November 21, 2012.

Please direct any questions on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary

Natixis Funds Trust II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase